SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Promissory Note Receivable
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Other Deposit
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Other Investment
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Accounts Payable and Accrued Liabilities
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Convertible Debentures
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Mortgage Payable
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Debenture Unit Deposits
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Promissory Notes Payable
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost
Lease Liabilities
DisclosureOfFinancialIntrumentsLineItems [Line Items]
IFRS 9 classification	Amortized cost